As filed with the Securities and Exchange Commission on September 12, 2011

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (X)

Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 120	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	(X)
OF 1940

Amendment No. 120	(X)

MAXIM SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Mitchell T.G. Graye

President and Chief Executive Officer

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson St. N. W.

Suite 400 East

Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on September 30, 2011, pursuant to paragraph (b)(1)(iii) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

x	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 116 to this Registration Statement, which was filed pursuant to Rule 485(a)(2) on July 1, 2011. The new effective date is September 30, 2011. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 12th day of September 2011.

MAXIM SERIES FUND, INC. (Registrant)
By:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ M.T.G. Graye M.T.G. Graye	Chairman, President and Chief Executive Officer	September 12, 2011

/s/ C.P. Nelson C.P. Nelson	Director	September 12, 2011

/s/ G.H. Klapper G.H. Klapper*	Director	September 12, 2011

/s/ S.G. McConahey S.G. McConahey*	Director	September 12, 2011

/s/ S. Zisman S. Zisman*	Director	September 12, 2011

/s/ M.C. Maiers M.C. Maiers	Chief Financial Officer, Treasurer and Investment Operations Compliance Officer	September 12, 2011

*By:	/s/ B.A. Byrne	September 12, 2011
B.A. Byrne
Attorney-in-fact

Power of Attorney for Mr. Zisman is incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503). Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 95 to the Registration Statement filed on February 13, 2009 (File No. 2-77503). Power of Attorney for Mr. McConahey is incorporated by reference to Registrant’s Post-Effective Amendment No. 109 to the Registration Statement filed on March 25, 2011 (File No. 2-77503).